Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Calculation of Tax Rates
Taxes are calculated at the rates shown below and consider, for effects of respective calculation bases, the legislation in force applicable to each charge.

Income tax	15.00%
Additional income tax	10.00%
Social contribution on net income (*)	20.00%

(*)
Constitutional Amendment (EC) No. 103/2019: disseminated on November 12, 2019, it provides for the Social Security and other matters, also addressing the increase of the tax rate of Social Contribution on Net Income for banks set forth in item I of paragraph 1 of article 1 of Supplementary Law No. 105, of January 10, 2001, that was changed to 20% as from March 1, 2020. For the other financial subsidiaries and equivalent companies, the tax rate remains at 15%, and for the non-financial ones at 9%.

Summary of Breakdown of Income Tax and Social Contribution Expense
Breakdown of income tax and social contribution calculation:

Due on operations for the period	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018
Income / (loss) before income tax and social contribution	5,230	31,243	30,608
Charges (income tax and social contribution) at the rates in effect	(2,354)	(12,497)	(13,774)
Increase / decrease in income tax and social contribution charges arising from:
Share of profit or (loss) of associates and joint ventures	384	614	403
Foreign exchange variation on investments abroad	7,201	711	4,381
Interest on capital	2,765	3,012	3,791
Corporate reorganizations (Note 2.4 a IV)	—	—	628
Other nondeductible expenses net of non taxable income (*)	(16,651)	(932)	2,007
Income tax and social contribution expenses	(8,655)	(9,092)	(2,564)
Related to temporary differences
Increase / (reversal) for the period	18,489	5,750	(2,650)
Increase / (reversal) of prior periods	—	(88)	245
(Expenses) / Income from deferred taxes	18,489	5,662	(2,405)

Total income tax and social contribution expenses	9,834	(3,430)	(4,969)

(*)	Includes temporary (additions) and exclusions.

Summary of Deferred Tax Asset Balance and Respective Changes
I - The deferred tax asset balance and its changes, segregated based on its origin and disbursements, are represented by:

	12/31/2019	Realization / Reversal	Increase	12/31/2020
Reflected in income	43,380	(12,631)	29,499	60,248
Provision for expected loss	22,860	(3,885)	8,958	27,933
Related to tax losses and social contribution loss carryforwards	2,585	(540)	3,483	5,528
Provision for profit sharing	2,162	(2,162)	1,903	1,903
Provision for devaluation of securities with permanent impairment	1,530	(877)	917	1,570
Provisions	6,208	(2,064)	1,701	5,845

Civil lawsuits	1,413	(547)	465	1,331
Labor claims	3,251	(1,338)	1,143	3,056
Tax and social security lawsuits	1,544	(179)	93	1,458
Legal obligations	723	(7)	58	774
Adjustments of operations carried out on the futures settlement market	84	(84)	52	52
Adjustment to Fair Value of Financial Assets – At Fair Value Through Profit or Loss	738	(738)	8,315	8,315
Provision relating to health insurance operations	348	—	8	356
Other	6,142	(2,274)	4,104	7,972
Reflected in stockholders’ equity	2,354	(1,191)	212	1,375
Adjustment to Fair Value of Financial Assets – At Fair Value Through Other Comprehensive Income	766	(762)	56	60
Cash flow hedge	1,187	(429)	—	758
Other	401	—	156	557

Total (1)(2)	45,734	(13,822)	29,711	61,623

(1)	Deferred income tax and social contribution assets and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 56,583 and R$ 421, respectively.
(2)
The accounting records of deferred tax assets on income tax losses and/or social contribution loss carryforwards, as well as those arising from temporary differences, are based on technical feasibility studies which consider the expected generation of future taxable income, considering the history of profitability for each subsidiary individually, and for the consolidated taken as a whole.

	12/31/2018	Realization / Reversal	Increase	12/31/2019
Reflected in income	37,252	(13,667)	19,795	43,380
Provision for expected loss	18,563	(4,712)	9,009	22,860
Related to tax losses and social contribution loss carryforwards	4,391	(2,339)	533	2,585
Provision for profit sharing	1,844	(1,844)	2,162	2,162
Provision for devaluation of securities with permanent impairment	1,729	(902)	703	1,530
Provisions	4,464	(1,552)	3,296	6,208

Civil lawsuits	1,586	(651)	478	1,413
Labor claims	2,037	(790)	2,004	3,251
Tax and social security lawsuits	841	(111)	814	1,544
Goodwill on purchase of investments	60	(60)	—	—
Legal obligations	676	(57)	104	723
Adjustments of operations carried out in futures settlement market	98	(98)	84	84
Adjustment to Fair Value of Financial Assets – At Fair Value Through Profit or Loss	631	(631)	738	738
Provision relating to health insurance operations	343	—	5	348
Other	4,453	(1,472)	3,161	6,142
Reflected in stockholders’ equity	1,888	(509)	975	2,354
Adjustment to Fair Value of Financial Assets – At Fair Value Through Other Comprehensive Income	383	(163)	546	766
Cash flow hedge	1,149	(93)	131	1,187
Other	356	(253)	298	401

Total (1) (2)	39,140	(14,176)	20,770	45,734

(1)	Deferred income tax and social contribution assets and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 38,914 and R$ 1,058, respectively.
(2)
At 12/31/2019, deferred tax asset balance comprised its annual revaluation and effects caused by EC 103/2019 in tax rate of the Social Contribution on Net Income, which was increased from 15% to 20%, reaching the institutions set forth in item I of paragraph 1 of article 1 of Supplementary Law No. 105, of January 10, 2001, totaling R$ 1,614.

II – The deferred tax liabilities and its changes are represented by:

	12/31/2019	Realization / reversal	Increase	12/31/2020
Reflected in income	6,610	(2,951)	1,194	4,853
Depreciation in excess finance lease	202	(57)	—	145
Adjustment of deposits in guarantee and provisions	1,531	(133)	6	1,404
Post-employment benefits	282	(111)	9	180
Adjustments of operations carried out on the futures settlement market	1,330	(1,330)	452	452
Adjustment to Fair Value of Financial Assets – At Fair Value Through Profit or Loss	1,149	(1,149)	136	136
Taxation of results abroad – capital gains	581	—	63	644
Other	1,535	(171)	528	1,892
Reflected in stockholders’ equity	1,268	(859)	199	608
Adjustment to Fair Value of Financial Assets – At Fair Value Through Other Comprehensive Income	1,228	(826)	199	601
Cash flow hedge	30	(26)	—	4
Post-employment benefits	10	(7)	—	3

Total (*)	7,878	(3,810)	1,393	5,461

(*)	Deferred income tax and social contribution asset and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 56,583 and R$ 421, respectively.

	12/31/2018	Realization / reversal	Increase	12/31/2019
Reflected in income	6,144	(3,863)	4,329	6,610
Depreciation in excess finance lease	346	(144)	—	202
Adjustment of deposits in guarantee and provisions	1,348	(29)	212	1,531
Post-employment benefits	287	(56)	51	282
Adjustments of operations carried out on the futures settlement market	923	(923)	1,330	1,330
Adjustment to Fair Value of Financial Assets – At Fair Value Through Profit or Loss	1,790	(1,790)	1,149	1,149
Taxation of results abroad – capital gains	659	(142)	64	581
Other	791	(779)	1,523	1,535
Reflected in stockholders’ equity	662	(262)	868	1,268
Adjustment to Fair Value of Financial Assets – At Fair Value Through Other Comprehensive Income	474	(107)	861	1,228
Cash flow hedge	168	(142)	4	30
Post-employment benefits	7	—	3	10
Other	13	(13)	—	—

Total (*)	6,806	(4,125)	5,197	7,878

(*)	Deferred income tax and social contribution asset and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 38,914 and R$ 1,058, respectively.

Summary of Realization and Present Value of Tax Credits and From Provision for Deferred Income Tax and Social Contribution
III – The estimate of realization and present value of deferred tax assets and deferred tax liabilities are:

	Deferred tax assets
Year of realization	Temporary differences	%	Tax loss / social contribution loss carryforwards	%	Total	%	Deferred tax liabilities	%	Net deferred taxes	%
2021	10,792	19%	971	18%	11,763	19%	(168)	3%	11,595	21%
2022	15,832	28%	521	9%	16,353	27%	(500)	9%	15,853	28%
2023	14,821	26%	566	10%	15,387	25%	(186)	4%	15,201	27%
2024	3,245	6%	664	12%	3,909	6%	(136)	2%	3,773	7%
2025	2,571	5%	714	13%	3,285	5%	(212)	4%	3,073	5%
After 2025	8,834	16%	2,092	38%	10,926	18%	(4,259)	78%	6,667	12%
Total	56,095	100%	5,528	100%	61,623	100%	(5,461)	100%	56,162	100%

Present value (*)	53,476		5,147		58,623		(4,847)		53,776

(*)	The average funding rate, net of tax effects, was used to determine the present value.

Summary of Tax Liabilities
c) Tax liabilities

	12/31/2020	12/31/2019
Taxes and contributions on income payable	970	3,083
Other Taxes and Contributions payable	1,908	914
Deferred tax liabilities (Note 24b II)	421	1,058
Other	2,411	2,836

Total	5,710	7,891